Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of fair value on a recurring basis [Abstract]
Embedded Conversion Feature	$ 210	$ 0
Warrant liability	209
Derivative liability - December 31, 2016	210
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Schedule of fair value on a recurring basis [Abstract]
Embedded Conversion Feature
Warrant liability
Derivative liability - December 31, 2016
Significant Other Observable Inputs (Level 2) [Member]
Schedule of fair value on a recurring basis [Abstract]
Embedded Conversion Feature
Warrant liability
Derivative liability - December 31, 2016
Significant Unobservable Inputs (Level 3) [Member]
Schedule of fair value on a recurring basis [Abstract]
Embedded Conversion Feature	1
Warrant liability	209
Derivative liability - December 31, 2016	$ 210